Lease Obligations (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Lease Obligation [Abstract]
Rent expense	$ 105,502	$ 388,769	$ 101,531	$ 406,806
Weighted average remaining lease term	2 years 6 months	2 years 6 months
Weighted average discount rate	2.00%	2.00%